Financial Risk Management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Risk Management
Cumulative translation adjustment	$ 91.2	$ (131.3)
Investments	$ 1,141.3	325.5
Commodity Price Risk
Financial Risk Management
Impact to revenue	10.00%
10% increase	$ 127.6	70.7
10% decrease	$ (127.6)	$ (70.7)
Increase in equity price risk rate used for sensitivity analysis (as a percent)	10.00%	10.00%
Decrease in equity price risk rate used for sensitivity analysis (as a percent)	10.00%
Foreign Exchange Risk
Financial Risk Management
Cumulative translation adjustment	$ 91.2	$ (131.3)
Interest Rate Risk
Financial Risk Management
Interest rate sensitivities increase effect on net income	2.6	6.2
Interest rate sensitivities decrease effect on net income	(2.2)	(5.5)
Interest rate sensitivities increase effect on equity	2.6	6.2
Interest rate sensitivities decrease effect on equity	$ (2.2)	$ (5.5)
Increase in interest rate used for sensitivity analysis (as a percent)	0.50%	0.50%
Decrease in interest rate used for sensitivity analysis (as a percent)	0.50%	0.50%
Other Price Risk
Financial Risk Management
Increase in equity price risk rate used for sensitivity analysis (as a percent)	10.00%	10.00%
Decrease in equity price risk rate used for sensitivity analysis (as a percent)	10.00%	10.00%
Equity price sensitivity increase effect on net income	$ 4.5	$ 0.2
Equity price sensitivity decrease effect on net income	(4.4)	(0.2)
Equity price sensitivity increase effect on other comprehensive income or loss	95.9	28.2
Equity price sensitivity decrease effect on other comprehensive income or (loss)	(95.9)	(28.2)
Liquidity Risk
Financial Risk Management
Cash and cash equivalents and available-for-sale securities	$ 670.9	1,451.3
Term of financial liabilities	1 year
Capital Risk Management
Financial Risk Management
Cash and cash equivalents and available-for-sale securities	$ 670.9	1,451.3
Investments	1,141.3	325.5
Liquid securities	1,093.3	316.8
Capital Risk Management | Labrador Iron Ore Royalty Corporation
Financial Risk Management
Liquid securities	138.0	127.3
Capital Risk Management | Credit Facility
Financial Risk Management
Undrawn borrowing facilities	$ 1,000.0	$ 1,000.0